CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 10,792,823	$ 615,517
Accounts receivable, net	78,113	54,251
Other receivables, net	89,520	61,002
Advances to suppliers-third parties	238,776	590,637
Advance to supplier-related party	0	875,044
Inventories, net	136,916	3,975,114
Current assets held for discontinued operations	0	696,768
Total Current Assets	11,336,148	6,868,333
Property and equipment, net	1,406,140	1,755,001
Intangible assets, net	3,809,849	4,448,804
Long-term prepaid expenses	0	290,036
Other assets held for discontinued operations	0	513,073
Total Assets	16,552,137	13,875,247
CURRENT LIABILITIES:
Short-term borrowings	0	1,541,000
Short-term borrowings -related party	0	2,175,892
Accounts payable	72,451	20,872
Advances from customers	106,521	42,980
Accrued expenses and other current liabilities	643,324	1,789,481
Taxes payable	0	113,429
Warranty obligation	146,271	11,708
Due to related parties	146,507	38,792
Current liabilities held for discontinued operations	0	671,492
Total Current Liabilities	1,115,074	6,405,646
OTHER LIABILITIES
Warrants liability	0	162,736
Total Liabilities	1,115,074	6,568,382
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 50,000,000 shares authorized, 17,312,586 and 6,194,475 shares issued and outstanding at December 31, 2016 and 2015, respectively	47,281	16,918
Additional paid in capital	39,150,635	19,810,905
Accumulated deficit	(26,499,675)	(16,377,900)
Accumulated other comprehensive income	2,738,822	2,989,116
Total Lianluo Smart Limited shareholders' equity	15,437,063	6,439,039
Non-controlling interest	0	867,826
Total equity	15,437,063	7,306,865
Total liabilities and equity	$ 16,552,137	$ 13,875,247